Events after Reporting Period - Summary of Public Bonds Issued After Reporting Period (Detail) - Gross carrying amount [member] ₩ in Millions	12 Months Ended
Dec. 31, 2018 KRW (₩)
The 191-1st Public bond, January fourteen, twenty twenty two [member]
Disclosure of non-adjusting events after reporting period [line items]
Issue date	2019.01.15
Carrying amount	₩ 220,000
Interest rate	2.048%
Redemption date	2022.01.14
The 191-2nd Public bond, January fifteen, twenty twenty four [member]
Disclosure of non-adjusting events after reporting period [line items]
Issue date	2019.01.15
Carrying amount	₩ 80,000
Interest rate	2.088%
Redemption date	2024.01.15
The191-3rd Public bond, January fifteen, twenty twenty nine [member]
Disclosure of non-adjusting events after reporting period [line items]
Issue date	2019.01.15
Carrying amount	₩ 110,000
Interest rate	2.16%
Redemption date	2029.01.15
The191-4th Public bond, January fourteen, twenty thirty nine [member]
Disclosure of non-adjusting events after reporting period [line items]
Issue date	2019.01.15
Carrying amount	₩ 90,000
Interest rate	2.213%
Redemption date	2039.01.14